Other operating income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other operating income.
Government grants		¥ 427,832	¥ 553,153	¥ 347,817
Claims income		96,388	101,778	68,993
Others		121,193	102,131	114,245
Total other operating income	$ 92,708	¥ 645,413	¥ 757,062	¥ 531,055